FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$ 126,161	$ 105,960
Accrued advertising expense	62,854	59,269
Accrued revenue share	38,710	30,574
Other	155,837	124,670
Accrued expenses and other current liabilities	$ 383,562	$ 320,473